TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

6.	TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

	12.31.21	12.31.20
Trade accounts receivable
Domestic market
Third parties	1,610,300	2,002,586
Foreign market
Third parties	3,087,642	2,716,551
	4,697,942	4,719,137
( - ) Adjustment to present value	(14,394)	(13,316)
( - ) Expected credit losses	(638,583)	(605,940)
	4,044,965	4,099,881
Current	4,039,155	4,092,855
Non-current	5,810	7,026

Other receivables
Other receivables	114,565	113,949
( - ) Adjustment to present value	(1,610)	(156)
( - ) Expected credit losses	(15,786)	(27,389)
	97,169	86,404
Current	68,001	43,566
Non-current (1)	29,168	42,838
(1)	Weighted average maturity of 1.92 years.

The Company performs credit assignments with no right of return to the BRF Clients’ Credit Rights Investment Fund (“FIDC BRF“), which has the sole purpose to acquire credit rights arising from commercial transactions carried out between the Company and its clients in Brazil. On December 31, 2021, FIDC BRF had an outstanding balance of R$902,679 (R$549,083 on December 31, 2020) related to such credit rights, which were written-off of the Company’s statement of financial position when the credits were sold.

On December 31, 2021, other receivables are mainly represented by receivables from the sale of farms and various properties, with a balance of R$88,098 (R$78,258 on December 31, 2020).

The movements of the expected credit losses are presented below:

	12.31.21	12.31.20
Beginning balance	(605,940)	(503,848)
(Additions) Reversals	(12,799)	(12,137)
Write-offs	15,685	19,451
Exchange rate variation	(35,529)	(109,406)
Ending balance	(638,583)	(605,940)

The aging of trade accounts receivable is as follows:

	12.31.21	12.31.20
Not overdue	3,933,343	4,010,140
Overdue
01 to 60 days	127,249	104,195
61 to 90 days	6,241	6,045
91 to 120 days	3,770	398
121 to 180 days	3,002	7,024
181 to 360 days	9,687	15,688
More than 360 days	614,650	575,647
( - ) Adjustment to present value	(14,394)	(13,316)
( - ) Expected credit losses	(638,583)	(605,940)
	4,044,965	4,099,881